Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Document Period End Date	Aug. 31, 2024
C000240904 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Class Name	JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Trading Symbol	BBIP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,466,751
Holdings Count | Holding	28
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,466,751
Total number of portfolio holdings	28
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Sustainable Municipal Income ETF
Class Name	JPMorgan Sustainable Municipal Income ETF
Trading Symbol	JMSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Sustainable Municipal Income ETF	$8	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[2]
Net Assets	$ 218,780,640
Holdings Count | Holding	168
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$218,780,640
Total number of portfolio holdings	168
Portfolio turnover rate	41%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000172241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Bond Opportunities ETF
Class Name	JPMorgan International Bond Opportunities ETF
Trading Symbol	JPIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Bond Opportunities ETF	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 474,891,216
Holdings Count | Holding	825
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$474,891,216
Total number of portfolio holdings	825
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000244901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Bond ETF
Class Name	JPMorgan Active Bond ETF
Trading Symbol	JBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Bond ETF	$14	0.27%
*	This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 543,392,775
Holdings Count | Holding	776
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$543,392,775
Total number of portfolio holdings	776
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171065 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Trading Symbol	BBHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5]
Net Assets	$ 1,290,922,572
Holdings Count | Holding	1,453
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,290,922,572
Total number of portfolio holdings	1,453
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000196949 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Class Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Trading Symbol	JPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan USD Emerging Markets Sovereign Bond ETF	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[6]
Net Assets	$ 635,948,461
Holdings Count | Holding	422
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$635,948,461
Total number of portfolio holdings	422
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205215 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal ETF
Class Name	JPMorgan Municipal ETF
Trading Symbol	JMUB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal ETF	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[7]
Net Assets	$ 1,677,586,329
Holdings Count | Holding	891
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,677,586,329
Total number of portfolio holdings	891
Portfolio turnover rate	24%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000231439 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Realty Income ETF
Class Name	JPMorgan Realty Income ETF
Trading Symbol	JPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Realty Income ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Realty Income ETF	$27	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 387,539,138
Holdings Count | Holding	30
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$387,539,138
Total number of portfolio holdings	30
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Trading Symbol	BBLB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[9]
Net Assets	$ 25,031,494
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$25,031,494
Total number of portfolio holdings	41
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241197 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Limited Duration Bond ETF
Class Name	JPMorgan Limited Duration Bond ETF
Trading Symbol	JPLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Limited Duration Bond ETF	$12	0.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[10]
Net Assets	$ 757,842,643
Holdings Count | Holding	325
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$757,842,643
Total number of portfolio holdings	325
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000206282 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Class Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Trading Symbol	BBAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$1	0.03%
*	This charge is annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[11]
Net Assets	$ 1,421,896,420
Holdings Count | Holding	2,319
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,421,896,420
Total number of portfolio holdings	2,319
Portfolio turnover rate	51%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000229632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income ETF
Class Name	JPMorgan Income ETF
Trading Symbol	JPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income ETF	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[12]
Net Assets	$ 1,879,997,257
Holdings Count | Holding	1,548
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,879,997,257
Total number of portfolio holdings	1,548
Portfolio turnover rate	80%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Trading Symbol	BBSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[13]
Net Assets	$ 2,973,627
Holdings Count | Holding	84
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,973,627
Total number of portfolio holdings	84
Portfolio turnover rate	31%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000205212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond ETF
Class Name	JPMorgan Core Plus Bond ETF
Trading Symbol	JCPB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond ETF	$20	0.38%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[14]
Net Assets	$ 3,855,288,381
Holdings Count | Holding	2,420
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,855,288,381
Total number of portfolio holdings	2,420
Portfolio turnover rate	54%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000206281 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Trading Symbol	BBCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$5	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[15]
Net Assets	$ 46,286,439
Holdings Count | Holding	987
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$46,286,439
Total number of portfolio holdings	987
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000225677 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus ETF
Class Name	JPMorgan Short Duration Core Plus ETF
Trading Symbol	JSCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus ETF	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[16]
Net Assets	$ 443,618,310
Holdings Count | Holding	868
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$443,618,310
Total number of portfolio holdings	868
Portfolio turnover rate	34%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000172198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Income ETF
Class Name	JPMorgan Ultra-Short Income ETF
Trading Symbol	JPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Income ETF	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
Net Assets	$ 25,376,225,121
Holdings Count | Holding	685
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$25,376,225,121
Total number of portfolio holdings	685
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000200807 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders MSCI US REIT ETF
Class Name	JPMorgan BetaBuilders MSCI US REIT ETF
Trading Symbol	BBRE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders MSCI US REIT ETF	$6	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[18]
Net Assets	$ 871,643,752
Holdings Count | Holding	122
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$871,643,752
Total number of portfolio holdings	122
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Income ETF
Class Name	JPMorgan Ultra-Short Municipal Income ETF
Trading Symbol	JMST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Income ETF	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[19]
Net Assets	$ 2,773,935,102
Holdings Count | Holding	2,462
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,773,935,102
Total number of portfolio holdings	2,462
Portfolio turnover rate	36%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000209991 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Class Name	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Trading Symbol	BBSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$3	0.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[20]
Net Assets	$ 14,522,444
Holdings Count | Holding	410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,522,444
Total number of portfolio holdings	410
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Inflation Managed Bond ETF
Class Name	JPMorgan Inflation Managed Bond ETF
Trading Symbol	JCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Inflation Managed Bond ETF	$13	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[21]
Net Assets	$ 669,828,714
Holdings Count | Holding	788
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$669,828,714
Total number of portfolio holdings	788
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Trading Symbol	BBIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[22]
Net Assets	$ 6,202,183
Holdings Count | Holding	87
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,202,183
Total number of portfolio holdings	87
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241196 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Municipal ETF
Class Name	JPMorgan High Yield Municipal ETF
Trading Symbol	JMHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Municipal ETF	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[23]
Net Assets	$ 174,334,211
Holdings Count | Holding	138
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$174,334,211
Total number of portfolio holdings	138
Portfolio turnover rate	45%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)

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